Investment income (Tables)	12 Months Ended
Dec. 31, 2023
Aegon Ltd. [member]
Statement [LineItems]
Summary of Investment Income

	2023	2022

Interest income from short-term investments	82	-

Interest income from intercompany loans	20	14

Interest income from derivatives	(14)	7
Total	88	21